UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                                         Shares          Value
--------------------------------------------------------------------------------------
COMMON STOCKS--97.6%

Technology--91.6%
Communication Equipment--15.7%
Cisco Systems, Inc. (a)                                        139,900   $  2,918,314
Corning, Inc. (a)                                              190,700      2,357,052
Juniper Networks, Inc. (a)                                     184,800      4,243,008
Motorola, Inc.                                                  84,600      1,347,678
QUALCOMM, Inc.                                                  73,400      5,070,472
                                                                         -------------
                                                                           15,936,524
                                                                         -------------

Computer Hardware / Storage--8.0%
Dell, Inc. (a)                                                 112,900      4,004,563
EMC Corp. (a)                                                  245,800      2,696,426
Hewlett-Packard Co.                                             67,100      1,352,065
                                                                         -------------
                                                                            8,053,054
                                                                         -------------

Computer Peripherals--1.1%
Network Appliance, Inc. (a)                                     58,500      1,129,635
                                                                         -------------

Computer Services--6.4%
Accenture Ltd. Cl.A (Bermuda) (a)                               47,000      1,157,610
BearingPoint, Inc. (a)                                         111,046        917,240
Computer Sciences Corp. (a)                                     36,000      1,701,000
Fiserv, Inc. (a)                                                28,800        986,688
Manhattan Associates, Inc. (a)                                  23,600        612,656
Infosys Technologies Ltd. (ADR) (India)                         21,100      1,060,275
                                                                         -------------
                                                                            6,435,469
                                                                         -------------

Contract Manufacturing--2.3%
Flextronics International Ltd. (Singapore) (a)                 143,800      1,807,566
Sanmina-SCI Corp. (a)                                           75,600        554,904
                                                                         -------------
                                                                            2,362,470
                                                                         -------------

Internet --10.0%
SINA Corp. (Cayman Islands) (a)                                 71,000      2,012,850
eBay, Inc. (a)                                                  30,200      2,365,566
Yahoo!, Inc. (a)                                               187,000      5,759,600
                                                                         -------------
                                                                           10,138,016
                                                                         -------------

Semiconductor Capital Equipment--2.1%
Applied Materials, Inc. (a)                                     58,600        994,442
KLA-Tencor Corp. (a)                                            26,200      1,079,702
                                                                         -------------
                                                                            2,074,144
                                                                         -------------


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

Company                                                         Shares          Value
--------------------------------------------------------------------------------------
Semiconductor Components--23.7%
Altera Corp. (a)                                                64,000   $  1,332,480
Broadcom Corp. Cl.A (a)                                         84,300      2,980,848
Intel Corp.                                                    240,000      5,851,200
Linear Technology Corp.                                         89,300      3,491,630
Marvell Technology Group Ltd. (Bermuda) (a)                    164,800      3,826,656
Maxim Integrated Products, Inc.                                 43,100      2,073,110
Samsung Electronics Co., Ltd. (GDR) (South Korea) (b)           16,350      2,914,899
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)    143,100      1,018,872
United Microelectronics Corp. (ADR) (Taiwan) (a)               146,988        543,856
                                                                         -------------
                                                                           24,033,551
                                                                         -------------

Software--22.3%
Cognos, Inc. (Canada) (a)                                       31,100      1,047,448
Electronic Arts, Inc. (a)                                       30,600      1,533,978
Mercury Interactive Corp. (a)                                   58,000      2,120,480
Microsoft Corp.                                                239,100      6,804,786
NaviSite, Inc. (a)                                              28,014         56,588
Oracle Corp. (a)                                               324,800      3,413,648
SAP AG (ADR) (Germany)                                          64,600      2,584,646
Symantec Corp. (a)                                              70,500      3,296,580
TIBCO Software, Inc. (a)                                        87,000        615,090
VERITAS Software Corp. (a)                                      56,400      1,074,984
                                                                         -------------
                                                                           22,548,228
                                                                         -------------
                                                                           92,711,091
                                                                         -------------

Consumer Services--5.1%
Broadcasting & Cable--2.6%
Time Warner, Inc. (a)                                           80,900      1,346,985
Viacom, Inc. Cl.B                                               39,100      1,313,369
                                                                         -------------
                                                                            2,660,354
                                                                         -------------

Cellular Communications--2.5%
Nextel Communications, Inc. (a)                                108,800      2,476,288
                                                                         -------------
                                                                            5,136,642
                                                                         -------------

Capital Goods--0.9%
Electrical Equipment--0.9%
AU Optronics Corp. (ADR) (Taiwan)                               17,500        205,625
LG.Philips LCD Co., Ltd. (ADR) (South Korea) (a)                49,400        711,360
                                                                         -------------
                                                                              916,985
                                                                         -------------

Total Common Stocks
   (cost $87,593,767)                                                      98,764,718
                                                                         -------------

PREFERRED STOCKS--1.2%
Miscellaneous--1.2%
Agility Communications, Inc.
  (Private Placement) (a) (c)                                 1,531,628       137,846

                                                              Shares or
                                                              Principal
                                                                 Amount
Company                                                           (000)         Value
--------------------------------------------------------------------------------------
Aventail Corp. Ser. E
  (Private Placement) (a) (c)                                 2,000,000  $    960,000
Paxonet Communications, Inc.
 (Private Placement) (a) (c)                                   354,610        127,660
                                                                         -------------

Total Preferred Stocks
   (cost $5,000,000)                                                        1,225,506
                                                                         -------------

SHORT-TERM INVESTMENT--2.9%
Time Deposit--2.9%
Bank of New York
    0.813%, 8/02/04                                            $ 3,000      3,000,000
                                                                         -------------
   (cost $3,000,000)

Total Investments--101.7%
   (cost $95,593,767)                                                     102,990,224
Other assets less liabilities--(1.7%)                                      (1,763,441)
                                                                         -------------
Net Assets--100%                                                         $101,226,783
                                                                         -------------

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate market value of this security amounted to $2,914,899 or 2.9% of net assets.
(c)   Restricted and illiquid security, valued at fair value.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11(a)(1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004


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